RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 - Related Party Transactions

In addition to the CEO and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

•	The CEO's wife is a bookkeeper at $1,000 per week,
•	The CEO and CTO's father is an executive at $2,300 per week, and
•	The CEO and CTO's mother is a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has employment arrangements with its executive officers which are described under Note 5.

The Company has entered into a series of credit facilities with its principal stockholder as more fully described in Note 3.

The Company issued short term notes payable to its then President, CEO and CFO as more fully described in Note 3.

In September 2012, the Company granted options to purchase 70,000 shares of the Company's common stock to the father of the Company's CEO and CTO as more fully described in Note 4.

In September 2012, the Company granted warrants to purchase 350,000 shares of the Company's common stock to a director as more fully described in Note 4.

Effective February 8, 2013, the Company's President and Director resigned from the Company to pursue other opportunities. In connection with his separation, the Company agreed to pay the former President $150,000 plus COBRA payments over 14 months. In addition, the Company agreed to issue the former President ten year fully vested options to purchase 112,500 shares of the Company's common stock at an exercise price of $0.39 per share, subject to a lockup agreement for the option shares and the other shares he currently owns. In addition, options and stock appreciation rights to purchase 2,125,000 shares of the Company's common stock at exercise prices from $0.45 to $1.22 per share, previously issued to him, were cancelled. The Company recognized a severance expense of $168,920 for the three and nine months ended March 31, 2013 representing the total liability to the Company under the severance agreement. As of March 31, 2013, the remaining liability under the agreement amounted to $144,286.

9.

RELATED PARTY TRANSACTIONS

In addition to the Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

•	the CEO's wife as a bookkeeper at $1,000 per week,
•	The CEO and CTO's father is a researcher at $1,200 per week, and
•	The CEO and CTO's mother as a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has employment arrangements with its executive officers which are described under Note 10.

The Company has entered into a series of credit facilities with its largest principal stockholder as more fully described in Note 6.

In December 2011, the Company issued 441,177 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the options within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 in other income (loss), representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In December 2011, the Company received short term advances from its Chief Executive Officer, President and Chief Financial Officer in the amounts of $10,000, $29,380 and $50,000, respectively. The advances bear interest rates of 0.7%, 5.0% and 5.0%, respectively. In addition, as further inducement for the advance from the Chief Financial Officer, the Company approved the reduction in the exercise price of 150,000 options granted to the Chief Financial Officer from $1.95 to $0.60 per share. In connection with this repricing, the expense related to the vesting of these options was increased by $15,067 which will be recognized over the remaining service period. In April 2012, the Company repaid $5,000 of the note due to the President. (See Note 12.)